SCHEDULE OF LOANS PAYABLE (Details) - USD ($)	Jun. 30, 2026	Mar. 31, 2026	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Mar. 20, 2023	Jul. 16, 2020	Mar. 13, 2019
Loan payable - Secuvant			$ 405,314				$ 405,314
Economic injury disaster loan - Secuvant			150,000				150,000
Total loans payable	$ 896,078		969,693				555,314
Less: Current portion of long-term debt	269,068		669,693				408,516
Long-term debt	$ 627,010		300,000				146,798
Funded loans payable								$ 405,314
Weighted Average Interest Rate	12.00%							8.00%	3.75%
Less: Unamortized debt-issuance costs and discounts			(1,187)				(11,380)
Total loans payable	1,161,960		2,499,662				2,486,989
Promissory Notes One [Member]
Funded loans payable	$ 250,000		$ 250,000				250,000
Weighted Average Interest Rate	4.00%		4.00%
Promissory Notes Two [Member]
Funded loans payable			$ 300,000				300,000
Weighted Average Interest Rate			24.00%
Promissory Notes Three [Member]
Funded loans payable	$ 100,000		$ 400,000				400,000
Weighted Average Interest Rate	24.00%		24.00%
Promissory Notes Four [Member]
Funded loans payable			$ 611,111				1,067,611
Weighted Average Interest Rate			12.00%
Promissory Notes Five [Member]
Funded loans payable	$ 319,180		$ 319,180				480,758
Weighted Average Interest Rate	12.30%		12.30%
Promissory Notes Six [Member]
Funded loans payable	$ 492,780		$ 620,558
Weighted Average Interest Rate	10.40%		12.00%
Promissory Notes [Member]
Funded loans payable	$ 1,161,960	$ 2,500,849	$ 2,500,849	$ 2,667,515	$ 2,699,094	$ 3,205,594	2,498,369
Weighted Average Interest Rate	10.70%		14.60%
Less: Unamortized debt-issuance costs and discounts			$ (1,187)	$ (8,852)	$ (29,468)	$ (67,441)	(11,380)
SLG Innovation Inc [Member]
Loan payable - Secuvant	264,379		264,379
Economic injury disaster loan - Secuvant	150,000		150,000
Cycurion [Member]
Loan payable - Secuvant			405,314
Economic injury disaster loan - Secuvant	150,000		150,000
Secuvant LLC [Member]
Loan payable - Secuvant	132,000									$ 132,000
Economic injury disaster loan - Secuvant	$ 199,699